Derivatives - Credit Derivative Disclosure By Quality (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [Line Items]
Notional	€ 4,820	€ 4,449
Fair value	28	70
AAA [member]
Disclosure of internal credit grades [Line Items]
Notional	5	14
Fair value	0	0
AA [member]
Disclosure of internal credit grades [Line Items]
Notional	177	173
Fair value	2	3
A [member]
Disclosure of internal credit grades [Line Items]
Notional	964	926
Fair value	9	14
BBB [member]
Disclosure of internal credit grades [Line Items]
Notional	3,446	2,925
Fair value	18	50
BB [member]
Disclosure of internal credit grades [Line Items]
Notional	144	263
Fair value	(1)	1
B or lower [member]
Disclosure of internal credit grades [Line Items]
Notional	86	148
Fair value	€ 0	€ 2